CONSOLIDATED COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED COMPREHENSIVE INCOME (LOSS) [Abstract]
Profit (loss) for the period	$ (22,448)	$ (22,887)	$ 16,373	$ (46,038)
Foreign currency translation adjustment	3,169	(3,609)	4,117	(10,432)
Change in employees plan assets and benefit obligations, net of taxes	(565)	(1,064)	(1,130)	(1,531)
Comprehensive income (loss)	(19,844)	(27,560)	19,360	(58,001)
Net loss attributable to the non controlling interest	6,702		6,702
Comprehensive income (loss) attributable to the company	$ (13,142)	$ (27,560)	$ 26,062	$ (58,001)